Financial Assets, Non-current - Summary of Financial Assets, Non-current (Detail) - Financial assets, non-current [member] - SEK (kr) kr in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Other investment in shares and participations [member]
Disclosure of financial assets [line items]
Financial assets, non-current, Opening balance	kr 1,279
Additions	398
Disposals/repayments/deductions	(92)
Revaluation	(72)
Translation difference	2
Financial assets, non-current, Closing balance	1,515	kr 1,279
Financial assets, non-current		1,279
Other investment in shares and participations [member] | Cost [member]
Disclosure of financial assets [line items]
Financial assets, non-current, Opening balance	2,668	2,516
Additions		146
Disposals/repayments/deductions		(43)
Revaluation		99
Translation difference		(50)
Financial assets, non-current, Closing balance		2,668
Other investment in shares and participations [member] | Accumulated impairment losses [member]
Disclosure of financial assets [line items]
Financial assets, non-current, Opening balance	(1,389)	(1,337)
Impairment losses/allowances		(126)
Disposals/repayments/deductions		25
Translation difference		49
Financial assets, non-current, Closing balance		(1,389)
Interest bearing securities, non-current [member]
Disclosure of financial assets [line items]
Financial assets, non-current, Opening balance	25,105
Additions	50,190
Disposals/repayments/deductions	(51,353)
Revaluation	40
Financial assets, non-current, Closing balance	23,982	25,105
Financial assets, non-current		25,105
Interest bearing securities, non-current [member] | Cost [member]
Disclosure of financial assets [line items]
Financial assets, non-current, Opening balance	25,105	7,586
Additions		54,687
Disposals/repayments/deductions		(37,241)
Revaluation		73
Financial assets, non-current, Closing balance		25,105
Derivatives, non-current [member]
Disclosure of financial assets [line items]
Financial assets, non-current, Opening balance	86
Disposals/repayments/deductions	(86)
Financial assets, non-current, Closing balance		86
Financial assets, non-current		86
Derivatives, non-current [member] | Cost [member]
Disclosure of financial assets [line items]
Financial assets, non-current, Opening balance	86
Additions		86
Financial assets, non-current, Closing balance		86
Other financial assets, non-current [member]
Disclosure of financial assets [line items]
Financial assets, non-current, Opening balance	5,811
Additions	632
Disposals/repayments/deductions	(210)
Change in value in funded pension plans	492
Revaluation	(3)
Reclassification	(213)
Translation difference	50
Financial assets, non-current, Closing balance	6,559	5,811
Financial assets, non-current		5,811
Other financial assets, non-current [member] | Cost [member]
Disclosure of financial assets [line items]
Financial assets, non-current, Opening balance	5,934	4,648
Additions		503
Disposals/repayments/deductions		(375)
Change in value in funded pension plans		1,300
Revaluation		27
Translation difference		(169)
Financial assets, non-current, Closing balance		5,934
Other financial assets, non-current [member] | Accumulated impairment losses [member]
Disclosure of financial assets [line items]
Financial assets, non-current, Opening balance	kr (123)	(206)
Impairment losses/allowances		(1)
Disposals/repayments/deductions		77
Translation difference		7
Financial assets, non-current, Closing balance		kr (123)